Share Capital - Schedule of Share Capital Transactions (Details) - EUR (€) € in Thousands		6 Months Ended
	May 28, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 22, 2024
Shareholders’ equity
Equity at beginning of period		€ (1,843)	€ (27,045)
Allocation of loss 12/31/2023		0	0
Equity at end of period		(21,777)	(53,783)
Share Capital
Shareholders’ equity
Equity at beginning of period		1,414	1,046
Allocation of loss 12/31/2023		9	11
Equity at end of period		€ 1,423	€ 1,057
Number of shares
Number of shares outstanding at beginning of period (in shares)		47,133,328	34,875,872
Capital increase (in shares)		293,523	354,510
Number of shares outstanding at end of period (in shares)		47,426,851	35,230,382
Premiums related to share capital
Shareholders’ equity
Equity at beginning of period		€ 312,742	€ 255,760
Equity at end of period		€ 312,743	€ 255,734
AGA 2022 | Share Capital
Shareholders’ equity
Allocation of loss 12/31/2023	€ 9
Number of shares
Capital increase (in shares)				293,523